Property and equipment (Tables)	12 Months Ended
Jun. 30, 2025
Property And Equipment
Schedule of Property and equipment

	Machinery	Furniture & Fittings	Medical equipment	Renovation	Air conditioner	Computer & office equipment	Software	Total
	S$	S$	S$	S$	S$	S$	S$	S$
Cost
At July 1, 2023	47,226	100,852	86,724	405,349	43,727	350,248	-	1,034,126
Additions	-	-	-	-	-	7,920	-	7,920
At June 30, 2024	47,226	100,852	86,724	405,349	43,727	358,168	-	1,042,046
Acquisition	-	367,243	1,500,493	1,285,136	-	378,669	86,978	3,618,519
Additions	-	-	13,101	21,545	-	20,114	-	54,760
Written off	-	(313,691)	(709,330)	(315,832)	-	(253,806)	(9,000)	(1,601,659)
At June 30, 2025	47,226	154,404	890,988	1,396,198	43,727	503,145	77,978	3,113,666

Accumulated depreciation
At July 1, 2023	47,226	100,381	75,645	363,769	43,727	346,692	-	977,440
Depreciation	-	283	5,888	18,431	-	5,491	-	30,093
At June 30, 2024	47,226	100,664	81,533	382,200	43,727	352,183	-	1,007,533
Acquisition	-	277,888	1,244,797	1,192,766	-	317,744	83,144	3,116,339
Depreciation	-	7,020	50,042	24,528	-	25,347	722	107,659
Written off	-	(248,500)	(687,468)	(231,410)	-	(220,994)	(7,000)	(1,395,372)
At June 30, 2025	47,226	137,072	688,904	1,368,084	43,727	474,280	76,866	2,836,159

Net book values
At June 30, 2024	-	188	5,191	23,149	-	5,985	-	34,513
At June 30, 2025	-	17,332	202,084	28,114	-	28,865	1,112	277,507

US$
At June 30, 2025	-	13,627	158,884	22,104	-	22,694	874	218,183